CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
CONTINGENCIES	CONTINGENCIES
ArcelorMittal may be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in note 9 to the consolidated financial statements for the year ended December 31, 2025.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probabilities of loss and an estimate of damages are difficult to ascertain. Consequently, for a large number of these claims, the Company is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, the Company has disclosed information with respect to the nature of the contingency. The Company has not accrued a provision for the potential outcome of these cases.
In cases in which quantifiable fines and penalties have been assessed or the Company has otherwise been able to reliably estimate the amount of probable loss, the Company has indicated the amount of such fine or penalty or the amount of provision accrued.
In a limited number of ongoing cases, the Company is able to make a reliable estimate of the expected loss or range of possible loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed the estimate of the range of potential loss nor the amount recorded as a loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. These assessments are based on estimates and assumptions that have been deemed reliable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that could have a material effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in note 9.3 to the Company's consolidated financial statements for the year ended December 31, 2025.
Tax claims
Brazil
In March 2012, ArcelorMittal Tubarão Comercial S.A. (now ArcelorMittal Brasil) received a tax assessment of 20 (first case), and in June 2014, received two further tax assessments of 5 (second case) and 0.5 (third case), in each case alleging that the company improperly utilized ICMS credits because it was already using the PROAUTO incentive. In November 2022, ArcelorMittal Brasil received a further tax assessment of 28 (fourth case), alleging that the use of accumulated ICMS credits was statute-barred. The company maintains that the fourth case substantially overlaps with liabilities already assessed in the first three cases, resulting in a duplicate assessment, and notes that the incentive is no longer being used. In the first case, the trial court issued a favorable decision in 2023, which the State appealed to the State Court (second instance) in January 2025. In the second case, the company has been awaiting a first instance decision since November 2017. In the third case, the highest administrative instance issued a predominantly favorable decision in December 2025, resulting in an approximately 95% reduction of the assessment value, and although the State commenced a tax enforcement proceeding in May 2026, such proceeding is expected to remain suspended until the final resolution of the lawsuit filed by the company in December 2025. In the fourth case, the company filed its administrative defense in January 2023, which was rejected by the first instance administrative authority in May 2023, followed by an appeal to the second administrative instance in June 2023; the appeal was scheduled for judgment in July 2025, but the proceeding was suspended, and no date has yet been set for its resumption. The total amount of the outstanding claim is 54.
In May 2014, ArcelorMittal Comercializadora de Energia (now ArcelorMittal Brasil) received a tax assessment from the state of Minas Gerais alleging that the company did not correctly calculate tax credits on interstate sales of electricity from February 2012 to December 2013. The amount claimed totals 21. Following the conclusion of this proceeding at the administrative level, the company received the tax enforcement notice in December 2015 and filed its defense in February 2016. In April 2016, the company received an additional tax assessment in the amount of 42, after taking account of a reduction of fines mentioned below regarding the same matter, for infractions which allegedly occurred during the 2014 to 2015 period, and filed its defense in May 2016. Following appeal, the company received a notice from the tax authority in November 2017 that reduced the fees in the second case by 12, due to retrospective application of a new law. In addition, in February 2019, a reduction of the fine by 7 was finalized in the first case due to the retrospective application of a new law. In October 2024, the first case was dismissed unfavorably to the company, validating the tax assessment and in November 2024, ArcelorMittal Brasil filed a motion for clarification, that was dismissed in May 2025 by the first instance. ArcelorMittal Brasil filed an appeal to the Minas Gerais State Court and is awaiting judgment. In the second case, in July 2024, a favorable decision was granted by the first instance, cancelling the tax assessment, but, as only one of the tax infractions was analyzed, both parties filed a motion for clarification. In October 2024, the State's motion for clarification was granted by the first judicial instance, confirming the tax assessment, and only removing the collection of the fines that exceeds 100% of the tax value, for each penalty. In November 2024, ArcelorMittal Brasil filed a new appeal (motion for clarification) which was dismissed in May 2025 by the first judicial instance. In May 2025, ArcelorMittal Brasil filed an appeal to the Minas Gerais State Court and is awaiting judgment. In January 2026, ArcelorMittal Brasil requested the retroactive application of a new law that limited the penalty to 50% of the tax due. Therefore, the contingency was reduced by 41. In May 2026, ArcelorMittal Brasil identified new legislation permitting the maintenance of credits applicable to this case with retroactive effect. A petition was filed with the Court of Justice of the State of Minas Gerais seeking the favorable application of the new law. The total amount for both cases is 63.
In January 2019, ArcelorMittal Sul Fluminense (which merged into ArcelorMittal Brasil in July 2019) filed a challenge against the ICMS (VAT) charged by Rio de Janeiro State on interstate acquisition of electricity power. The company claims the acquisition of electricity to be used in the industrial process is not taxable. Alternatively, the company claims that, if taxed, the acquisition of electricity should be subject to an 18% rate, and not 28% as intended by the State. The amount of the ICMS (VAT) discussed is being monthly deposited in court. In July 2024, the court of first instance ruled a partially favorable decision, reducing the ICMS/VAT rate from 28% to 18%. However, the decision was unfavorable to the company's position that ICMS does not apply to interstate acquisitions of electrical energy for industrialization purposes. ArcelorMittal Brasil filed a motion for clarification and in September 2024, the motion for clarification was dismissed. In October 2024, ArcelorMittal Brasil filed an appeal to the State Court of Rio de Janeiro. In May 2025, the State Court dismissed ArcelorMittal Brasil's appeal, maintaining the partially favorable decision issued by the court of first instance. Subsequently, ArcelorMittal Brasil filed two consecutive motions for clarification which were dismissed by the State Court in 2025. As a result, ArcelorMittal Brasil filed an appeal to the Superior Court of Justice and the Supreme Federal Court, which was denied in March 2026 by the State Court. In March 2026, ArcelorMittal Brasil filed new appeals directly with the Supreme Federal Court and the Superior Court of Justice requesting the courts to accept the company's appeal for review. In June 2026, ArcelorMittal Brasil filed a petition with the Court of Justice of the State of Rio de Janeiro requesting the recognition of partial res judicata of the decision it received in the reduction of the ICMS rate. The total amount of the outstanding claim is 97.
From April 2022 to December 2025, ArcelorMittal Brasil received 20 tax assessments totalling 74 relating to ICMS (VAT) credits. Of these, 12 cases (total value of 39) are under judicial review following the conclusion of the administrative phase, which also resulted in unfavorable decisions and are awaiting the evidentiary phase before proceeding to judgment. Three cases (total value of 7) received unfavorable administrative decisions closing the administrative phase. The Tax Authority will next move to enforcement. The remaining 5 cases (total value of 28) have had administrative defenses submitted and are currently awaiting judgment.
In January 2023, ArcelorMittal Brasil received a tax assessment from the Federal Revenue Service in an amount of 207 in which the tax authority rejected the offsetting of PIS/ COFINS credits used by the Company in 2018. The dispute relates to various types of credits such as credits recognized in Court processes (exclusion of ICMS from the PIS and COFINS calculation base, PIS/COFINS credits in the Manaus Free Trade Zone), expenses related to the acquisition of scrap (including freight), expenses related to port handling, and expenses for freight for finished products. ArcelorMittal Brasil filed an administrative defense in February 2023. In November 2023, ArcelorMittal Brasil was notified of the unfavorable decision and filed an appeal in December 2023. In August 2024, the second instance of the Administrative Court ruled in favor of the company, annulling the first instance decision, and ordered a new judgment. In December 2025, the company was notified of the new first instance administrative decision in the new trial (ordered by the second instance), which dismissed the company's defense. In January 2026, ArcelorMittal Brasil filed a new appeal with the second instance of Administrative Court. In April 2026, the second instance of the Administrative Court issued a largely favorable ruling, cancelling 70% of the assessment (145). Both parties may appeal to the third instance of the Administrative Court.
In January 2023, ArcelorMittal Brasil received a tax assessment in an amount of 19 for a 50% fine for alleged non-payment of the monthly estimate of CIT related to fiscal year 2018. The Federal Revenue accuses the company of undue offsetting of CIT credits paid in Venezuela from 2010 to 2014 when calculating the monthly IRC estimate for 2018. In February 2023, ArcelorMittal Brasil filed its defense. In September 2023, the first instance of the Administrative Court ruled against the company and ArcelorMittal Brasil filed an appeal. On September 11, 2024, the second instance of the Tax Administrative Court (CARF) began the trial of the company's appeal. In November 2023, ArcelorMittal Brasil received a new tax assessment of 70. The Federal Revenue accuses the company of allegedly undue offsetting of CIT credits paid in Venezuela from 2010 to 2014 and offset by ArcelorMittal Brasil in 2018. In December 2023, the company filed an administrative defense. In June 2024, the first instance of the Administrative Court decided unfavorably to the appeal filed by the company. In July 2024, the company filed an appeal. In July 2025, the hearing for the first case (19) took place, where the second instance of the Administrative Court ruled unfavorably against the company. In September 2025, ArcelorMittal Brasil filed a motion for clarification against the decision with the second instance of the Administrative Court which issued an unfavorable decision against the company in October 2025. In January 2026, the motion for clarification was judged unfavorably to the company. The company filed an appeal to the third instance of the Administrative Court. In the second case (70), in October 2025, the second instance of the Administrative Court issued a largely unfavorable decision. In February 2026, ArcelorMittal Brasil filed an appeal to the third instance of the Administrative Court.
In August 2024, ArcelorMittal Brasil received a new tax assessment related to PIS and COFINS credits for the period 2019-2020 (first case). Due to this new tax assessment, the Federal Union also issued several decisions that did not approve or only partially approved PIS/COFINS credits used during the same period to offset debts, creating 10 more cases. The total value claimed in these 11 cases is 118. ArcelorMittal Brasil filed an administrative defense for these cases in 2024. In August 2024, a new decision was issued regarding the third case, reviewing the previous disallowance, and approving an additional part of the offsetting. AM Brasil presented a further defense in September 2024. In December 2025, ArcelorMittal Brasil's defense for the first case (102) was partially upheld in the administrative instance, cancelling tax assessments for certain expenses. For 9 out of the 11 cases, the administrative court dismissed ArcelorMittal Brasil’s defense. In February 2026, for all nine cases, ArcelorMittal Brasil filed an appeal to the second instance of the Administrative Court.
In December 2024, ArcelorMittal Brasil received a new tax assessment in the amount of 71 charging corporate income tax (IRPJ and CSLL) related to the taxation of controlled foreign companies (CFC taxation), questioning (i) the taxation of Venezuela’s results (UNKI and UNICON), as well as their consolidation in ArcelorMittal Brasil’s CIT tax base; and (ii) ArcelorMittal Brasil’s right to offset on a monthly basis or at the end of the fiscal year – tax credits paid in Argentina by VSA’s subsidiaries (related to previous years). ArcelorMittal Brasil filed its defense in January 2025. In September 2025, ArcelorMittal Brasil was notified of a partially favorable ruling in the first administrative instance, reducing the tax assessment by 7. ArcelorMittal Brasil filed an appeal to the second instance of the Administrative Court to discuss the remaining amount.
Mexico
Between 2018 to 2025, six tax assessments were issued by the Mexican Tax Authorities for the years 2011 to 2018 rejecting the deduction of employment benefits paid to the Union. Years 2011 and 2015 are currently under a nullity claim, while years 2014, 2016, 2017 and 2018 are pending resolution following the administrative appeals filed by the Company. The outstanding claim value for all six cases is 66.
On February 24, 2023, the Tax Administration Service notified ArcelorMittal Las Truchas of a tax assessment, with respect to 2014. In April 2023, ArcelorMittal Las Truchas filed an administrative appeal in respect of this assessment before the Tax Administrative Service. In March 2026, the Company reached a settlement agreement with the Mexican Tax Authority for a payment of 95.
A tax assessment in the amount of 223 was issued by the Mexican Tax Authorities to ArcelorMittal Las Truchas in September 2024. The tax authority is disputing deductions relating to back-to-back loan interest, forex losses and net operating losses for the years 2013-15. ArcelorMittal Las Truchas filed its defense in October 2024. In June 2026, a favorable resolution was issued closing the case.
Other Legal claims
Brazil
In June 2017, Centrais Elétricas de Santa Catarina S.A. and Celesc Distribuicao S.A. ("CELESC") filed a lawsuit for 61 against ArcelorMittal Brasil for the payments made by CELESC in the construction of the power transmission line that supplies the Vega plant. In April 2019, the court of first judicial instance passed a judgment upholding CELESC’s request. In November 2019, the company filed an appeal in the court of second instance. In September 2021, the Santa Catarina Court of Justice partially upheld the company’s challenge. In April 2024, ArcelorMittal Brasil filed an appeal to the Superior Court of Justice. The Santa Catarina State Court of Appeal stayed the appeal pending the Brazilian Supreme Court’s ruling on a similar issue in another case. In October 2024, the State Court of Appeal reconsidered the decision to stay the appeal, and elected to proceed with the analysis of the admissibility of the company’s appeal. In 2025, the State Court of Appeal denied the admissibility of ArcelorMittal’s special appeal. In response, ArcelorMittal filed an interlocutory appeal to the Superior Court of Justice. In May 2026, the parties jointly filed a motion requesting a stay of the proceedings, which was granted.
Canada
In April 2025, two hundred charges of environmental violations were brought by the Federal Authorities against ArcelorMittal Canada Inc. under the Fisheries Act. These violations were allegedly committed between 2014 and 2022. The first procedural hearing took place in July 2025. On May 15, 2026, ArcelorMittal Mining Canada G.P. reached an out-of-court settlement with Environment and Climate Change Canada (a governmental department). Under the terms of the settlement, all charges against ArcelorMittal Canada Inc. were withdrawn, and ArcelorMittal Mining Canada G.P. paid a total of 70, and has committed to providing an action plan, closing the matter.